Intangible assets - Summary of intangible assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	$ 2,637	$ 2,779
Adjustment on currency translation	111	71
Expenditure during the year	156	91
Amortisation for the year	(161)	(133)	$ (133)
Impairment charges	(4)	(1)
Disposals, transfers and other movements	16	(170)
Intangible assets at end of period	2,755	2,637	2,779
Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	7,038
Intangible assets at end of period	7,427	7,038
Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(4,401)
Intangible assets at end of period	(4,672)	(4,401)
Exploration and evaluation
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	173	233
Adjustment on currency translation	17	(1)
Expenditure during the year	87	57
Amortisation for the year	0	0
Impairment charges	0	0
Disposals, transfers and other movements	(6)	(116)
Intangible assets at end of period	271	173	233
Exploration and evaluation | Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	2,306
Intangible assets at end of period	2,415	2,306
Exploration and evaluation | Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(2,133)
Intangible assets at end of period	(2,144)	(2,133)
Trademarks, patented and non-patented technology
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	44	59
Adjustment on currency translation	3	(1)
Expenditure during the year	0	0
Amortisation for the year	(14)	(14)
Impairment charges	0	0
Disposals, transfers and other movements	0	0
Intangible assets at end of period	33	44	59
Trademarks, patented and non-patented technology | Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	214
Intangible assets at end of period	232	214
Trademarks, patented and non-patented technology | Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(170)
Intangible assets at end of period	(199)	(170)
Contract based intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,947	1,982
Adjustment on currency translation	56	74
Expenditure during the year	0	0
Amortisation for the year	(8)	(8)
Impairment charges	0	0
Disposals, transfers and other movements	(1)	(101)
Intangible assets at end of period	1,994	1,947	1,982
Contract based intangible assets | Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	3,002
Intangible assets at end of period	3,070	3,002
Contract based intangible assets | Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,055)
Intangible assets at end of period	(1,076)	(1,055)
Other intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	473	505
Adjustment on currency translation	35	(1)
Expenditure during the year	69	34
Amortisation for the year	(139)	(111)
Impairment charges	(4)	(1)
Disposals, transfers and other movements	23	47
Intangible assets at end of period	457	473	$ 505
Other intangible assets | Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,516
Intangible assets at end of period	1,710	1,516
Other intangible assets | Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,043)
Intangible assets at end of period	$ (1,253)	$ (1,043)